Cover Page	May 07, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 07, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	1-134
Entity Tax Identification Number	13-0612970
Entity Address, Address Line One	130 Harbour Place Drive, Suite 300
Entity Address, City or Town	Davidson,
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28036
City Area Code	704
Local Phone Number	869-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	The registrant hereby amends its Current Report on Form 8-K previously filed on May 12, 2020 (the “Original Form 8-K”) solely for the purpose to correct a clerical error on its previous reporting under Item 5.07 of the Original Form 8-K to report the results of proposal number 3, to approve on an advisory (non-binding) basis the compensation of the registrant’s named executive officers. No other changes have been made to the Original Form 8-K.
Entity Central Index Key	0000026324
Amendment Flag	true
Entity Registrant Name	CURTISS WRIGHT CORP